Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade and other payables	$ 11,997	$ 19,669	$ 11,384	$ 12,934
Deferred revenue
Contract liabilities	$ 3,104	4,297	3,426	$ 3,085
Advances from customers
Provision for sales returns
Adjustments [Member]
Statement Line Items [Line Items]
Trade and other payables		616	674
Deferred revenue		(516)	(379)
Contract liabilities		4,297	3,426
Advances from customers		(3,084)	(2,925)
Provision for sales returns		(1,313)	(796)
IAS [Member]
Statement Line Items [Line Items]
Trade and other payables		19,053	10,710
Deferred revenue		516	379
Contract liabilities
Advances from customers		3,084	2,925
Provision for sales returns		$ 1,313	$ 796